Consolidated Statements of Earnings and Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 2,571	$ 2,414
Cost of goods sold ("COGS")	1,989	1,910
Gross margin	582	504
Selling, general and administrative expenses ("SG&A")	272	327
Foreign exchange ("FX") loss	4	4
Operating income	306	173
Gain on disposal of PP&E	1	0
Loss on financial instruments	(4)	(11)
Derecognition and unrealized (loss) gain on redemption options	(17)	17
Equity earnings from associates and joint ventures	(3)	0
Earnings before finance costs and income taxes ("EBIT")	283	179
Net finance costs	120	98
Earnings (loss) before income taxes ("EBT")	163	81
Current income taxes	92	72
Deferred income taxes	7	(23)
Income taxes	99	49
Net earnings (loss)	64	32
Items that may be reclassified to profit or loss in subsequent periods
Change in fair value of derivatives designated as cash-flow hedges, net of income tax recovery	(1)	0
Gain on derivatives designated as cash flow hedges transferred to net earnings (loss), net of income tax expense	0	1
Unrealized gain (loss) on translation of foreign-denominated debt	28	(51)
Unrealized gain (loss) on translation of financial statements of foreign operations	(12)	22
Other comprehensive income (loss)	15	(28)
Total comprehensive income (loss)	$ 79	$ 4
Earnings (loss) per share - basic	$ 0.52	$ 0.26
Earnings (loss) per share - diluted	$ 0.52	$ 0.26
Weighted average number of shares – basic	122,866,038	124,023,920
Weighted average number of shares – diluted	123,056,223	124,164,271